CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 233 (“Amendment No. 233”) to the Registrant’s Registration Statement and (b) that Amendment No. 233 was filed electronically.

Dated: December 20, 2024	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Dividend Growth Fund	Institutional Class, Class A, Class C and Class R6
Neuberger Berman Emerging Markets Equity Fund	Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman Equity Income Fund	Institutional Class, Class A, Class C, Class R3 and Class E
Neuberger Berman Focus Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A and Class C
Neuberger Berman Genesis Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R6 and Class E
Neuberger Berman International Equity Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R6 and Class E
Neuberger Berman International Select Fund	Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman International Small Cap Fund	Institutional Class, Class A, Class C and Class R6
Neuberger Berman Intrinsic Value Fund	Institutional Class, Class A, Class C and Class R6
Neuberger Berman Large Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman Large Cap Value Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Berman Mid Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman Mid Cap Intrinsic Value Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman Multi-Cap Opportunities Fund	Institutional Class, Class A, Class C and Class E
Neuberger Berman Real Estate Fund	Trust Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Berman Small Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Berman Sustainable Equity Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Berman U.S. Equity Impact Fund	Institutional Class, Class A and Class C